Condensed Consolidated Statements of Operations - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Mar. 23, 2020	Aug. 31, 2019	Dec. 20, 2018	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Statements of Operations
Revenues (gross billings of $14.4 million and $11.9 million less worksite employee payroll cost of $12.4 million and $10.3 million, respectively for the three months ended; gross billings of $47.0 million and $25.9 million less worksite employee payroll cost of $40.3 million and $22.3 million, respectively for nine months ended)						$ 2,014,000	$ 1,638,000	$ 6,775,000	$ 3,658,000	$ 5,423,000	$ 1,819,000
Cost of revenue						1,873,000	1,467,000	6,051,000	3,126,000	4,594,000	1,488,000
Gross profit						141,000	171,000	724,000	532,000	829,000	331,000
Operating expenses:
Salaries, wages and payroll taxes						1,793,000	1,152,000	5,246,000	3,182,000	4,670,000	2,941,000
Stock-based compensation - general and administrative	$ 62,100,000					150,000	(5,000)	895,000	154,000
Commissions						27,000	64,000	137,000	130,000	200,000	93,000
Professional fees						439,000	1,280,000	2,276,000	2,799,000	3,918,000	2,078,000
Software development						686,000	221,000	1,390,000	1,249,000	1,209,000	3,828,000
Depreciation and amortization						545,000	222,000	1,025,000	603,000	837,000	272,000
General and administrative						1,054,000	1,541,000	2,617,000	3,654,000	6,502,000	4,189,000
Total operating expenses						4,694,000	4,475,000	13,586,000	11,771,000	16,499,000	13,129,000
Operating Loss						(4,553,000)	(4,304,000)	(12,862,000)	(11,239,000)	(15,670,000)	(12,798,000)
Other (expense) income:
Interest expense						(559,000)	(4,345,000)	(2,524,000)	(6,270,000)	(8,507,000)	(1,751,000)
Expense related to preferred options						(62,091,000)	0	(62,091,000)	0
Expense related to modification of warrants						0	0	22,000	0	2,271,000
Loss from debt conversion						(2,842,000)	0	(3,500,000)	0
Inducement loss						(57,000)	(2,273,000)	(624,000)	(3,829,000)
Loss on debt extinguishment		$ 1,592,000	$ 1,592,000	$ 3,900,000	$ 811,000	(1,592,000)	0	(1,592,000)	0	(3,927,000)
Change in fair value derivative and warrant liability						6,000	4,748,000	1,777,000	4,748,000	2,569,000
Loss on convertible note settlement						0	0	0	2,611,000
Gain on convertible note penalties accrual						0	0	760,000	0
Gain (Loss) associated with note defaults, net										811,000	(3,500,000)
Total other (expense) income						(67,135,000)	(1,870,000)	(67,816,000)	(2,740,000)	(9,054,000)	(5,251,000)
Loss from continuing operations						(71,688,000)	(6,174,000)	(80,678,000)	(13,979,000)	(24,724,000)	(18,049,000)
Income (Loss) from discontinued operations						(1,490,000)	1,178,000	(1,293,000)	4,596,000
Gain from asset sale						0	0	15,682,000	0
Total Income (Loss) from discontinued operations, net of tax						(1,490,000)	1,178,000	14,389,000	4,596,000	5,997,000	1,226,000
Net loss						$ (73,178,000)	$ (4,996,000)	$ (66,289,000)	$ (9,383,000)	$ (18,727,000)	$ (16,823,000)
Net Loss per share, Basic and diluted
Continuing operations						$ (2.73)	$ (7.92)	$ (5.49)	$ (18.54)	$ (30.23)	$ (25.06)
Discontinued operations
Operating income (loss)						(0.06)	1.51	(0.09)	6.10
Gain on sale of assets						0.00	0.00	1.07	0.00
Total discontinued operations						(0.06)	1.51	0.98	6.10	7.33	1.70
Net loss per share of common stock - Basic and diluted						$ (2.79)	$ (6.41)	$ (4.51)	$ (12.44)	$ (22.90)	$ (23.36)
Weighted average common stock outstanding - Basic and diluted						26,249,518	779,634	14,708,554	753,808	817,720	720,253